Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information

Note 14 - Segment Information

Company operating segments are determined based on the nature of their activities. The natural gas operations segment is engaged in the business of purchasing, distributing, and transporting natural gas. Revenues are generated from the distribution and transportation of natural gas. The construction services segment is primarily engaged in the business of providing utility companies with trenching and installation, replacement, and maintenance services for energy distribution systems.

The accounting policies of the reported segments are the same as those described within Note 1 – Summary of Significant Accounting Policies. NPL accounts for the services provided to Southwest at contractual (market) prices at contract inception. Accounts receivable for these services, which are not eliminated during consolidation, are presented in the table below (in thousands).

	December 31, 2012	December 31, 2011
Accounts receivable for NPL services	$8,179	$6,205

The financial information pertaining to the natural gas operations and construction services segments for each of the three years in the period ended December 31, 2012 is as follows (thousands of dollars):

2012	Gas Operations	Construction Services	Total
Revenues from unaffiliated customers	$1,321,728	$522,676	$1,844,404
Intersegment sales	—	83,374	83,374

Total	$1,321,728	$606,050	$1,927,778

Interest revenue	$915	$9	$924

Interest expense	$66,957	$1,063	$68,020

Depreciation and amortization	$186,035	$37,387	$223,422

Income tax expense	$64,973	$10,303	$75,276

Segment net income	$116,619	$16,712	$133,331

Segment assets	$4,204,948	$283,109	$4,488,057

Capital expenditures	$308,951	$86,761	$395,712

2011	Gas Operations	Construction Services	Total
Revenues from unaffiliated customers	$1,403,366	$391,701	$1,795,067
Intersegment sales	—	92,121	92,121

Total	$1,403,366	$483,822	$1,887,188

Interest revenue	$465	$20	$485

Interest expense	$68,777	$825	$69,602

Depreciation and amortization	$175,253	$25,216	$200,469

Income tax expense	$49,576	$13,727	$63,303

Segment net income	$91,420	$20,867	$112,287

Segment assets	$4,048,613	$227,394	$4,276,007

Capital expenditures	$305,542	$75,449	$380,991

2010	Gas Operations	Construction Services	Total
Revenues from unaffiliated customers	$1,511,907	$257,213	$1,769,120
Intersegment sales	—	61,251	61,251

Total	$1,511,907	$318,464	$1,830,371

Interest revenue	$158	$36	$194

Interest expense	$77,025	$564	$77,589

Depreciation and amortization	$170,456	$20,007	$190,463

Income tax expense	$47,073	$7,852	$54,925

Segment net income	$91,382	$12,495	$103,877

Segment assets	$3,845,111	$139,082	$3,984,193

Capital expenditures	$188,379	$27,060	$215,439